Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jun. 15, 2017
Registrant Name	MORGAN STANLEY INSTITUTIONAL FUND INC
Central Index Key	0000836487
Amendment Flag	false
Document Creation Date	Jun. 15, 2017
Document Effective Date	Jun. 15, 2017
Prospectus Date	May 01, 2017
Global Infrastructure Portfolio | CLASS I
Prospectus:
Trading Symbol	MTIIX
Global Infrastructure Portfolio | CLASS L
Prospectus:
Trading Symbol	MTILX
Global Infrastructure Portfolio | CLASS A
Prospectus:
Trading Symbol	MTIPX
Global Infrastructure Portfolio | Class IS
Prospectus:
Trading Symbol	MSGPX
Global Infrastructure Portfolio | Class C
Prospectus:
Trading Symbol	MSGTX